UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2018

EMC-QTLY-0518
1.926210.107

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.0%
		Principal Amount(a)	Value
Argentina - 4.9%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$410,000	$425,063
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,050,000	1,169,039
Banco Macro SA 6.75% 11/4/26 (b)(c)		640,000	642,579
Cablevision SA 6.5% 6/15/21 (b)		170,000	177,225
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	38,938
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		420,000	462,256
Pampa Holding SA 7.5% 1/24/27 (b)		120,000	124,050
Pan American Energy LLC 7.875% 5/7/21 (b)		510,000	539,748
Petrobras Energia SA 7.375% 7/21/23 (b)		370,000	388,963
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		716,591	748,143
YPF SA:
7% 12/15/47 (b)		455,000	407,908
8.5% 3/23/21 (b)		160,000	174,736
8.75% 4/4/24 (b)		1,035,000	1,153,508

TOTAL ARGENTINA			6,452,156

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		845,000	931,332
Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		200,000	198,028
Bangladesh - 0.7%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		950,000	973,275
Bermuda - 0.8%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		495,000	503,663
7.875% 8/1/21 (b)		570,000	579,975

TOTAL BERMUDA			1,083,638

Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		200,000	197,000
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		220,000	244,750
10% 11/2/21 pay-in-kind (b)(c)		265,000	294,813

TOTAL CANADA			736,563

Cayman Islands - 0.9%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	206,750
Comcel Trust 6.875% 2/6/24 (b)		340,000	354,753
CSN Islands XI Corp. 6.875% 9/21/19 (b)		130,000	129,708
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		985,000	329,975
Sparc Em Spc 0% 12/5/22 (b)		200,000	180,400

TOTAL CAYMAN ISLANDS			1,201,586

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	211,344
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		310,000	323,950
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		250,000	258,960
JSC BGEO Group 6% 7/26/23 (b)		475,000	480,016
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	218,144

TOTAL GEORGIA			957,120

Indonesia - 0.9%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		360,000	374,221
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	410,280
6% 5/3/42 (b)		200,000	213,929
6.5% 5/27/41 (b)		215,000	243,360

TOTAL INDONESIA			1,241,790

Ireland - 0.6%
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	208,420
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	199,500
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		420,000	389,372

TOTAL IRELAND			797,292

Kazakhstan - 0.6%
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		530,000	532,083
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		240,000	244,704

TOTAL KAZAKHSTAN			776,787

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	11,900,000	179,037
Luxembourg - 2.2%
CSN Resources SA 6.5% 7/21/20 (b)		565,000	547,881
EVRAZ Group SA:
5.375% 3/20/23 (b)		145,000	146,378
8.25% 1/28/21 (Reg. S)		200,000	219,200
Minerva Luxembourg SA 6.5% 9/20/26 (b)		225,000	216,000
PSB Finance SA 5.25% 10/19/19		200,000	196,830
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		530,000	567,206
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	201,500
Sistema International Funding SA 6.95% 5/17/19 (b)		660,000	667,722
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	207,240

TOTAL LUXEMBOURG			2,969,957

Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	330,277
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	304,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		215,000	218,225
Metalsa SA de CV 4.9% 4/24/23 (b)		575,000	563,788
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,535,000	1,585,931
6.625% 6/15/38		25,000	25,188
Petroleos Mexicanos:
4.625% 9/21/23		515,000	516,076
4.875% 1/24/22		420,000	430,458
4.875% 1/18/24		215,000	218,118
5.5% 1/21/21		210,000	218,610
6.375% 2/4/21		170,000	181,135
6.375% 1/23/45		940,000	913,680
6.5% 6/2/41		2,340,000	2,322,450
6.625% (b)(d)		600,000	595,500
6.75% 9/21/47		1,113,000	1,126,222
6.875% 8/4/26		295,000	324,205
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		800,000	826,000

TOTAL MEXICO			10,700,363

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		545,000	585,650
Netherlands - 4.7%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		240,000	228,840
GTH Finance BV 7.25% 4/26/23 (b)		650,000	706,758
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		987,006	1,032,655
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (b)		185,000	179,820
8% 7/25/22 (b)		1,035,000	1,062,558
Petrobras Global Finance BV:
6.125% 1/17/22		745,000	794,915
8.75% 5/23/26		1,595,000	1,874,683
VTR Finance BV 6.875% 1/15/24 (b)		325,000	338,491

TOTAL NETHERLANDS			6,218,720

Nigeria - 1.5%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		60,000	61,179
10.5% 10/19/21 (b)		125,000	139,913
Fidelity Bank PLC 10.5% 10/16/22 (b)		270,000	278,710
Zenith Bank PLC:
6.25% 4/22/19 (b)		860,000	873,313
7.375% 5/30/22 (b)		670,000	690,556

TOTAL NIGERIA			2,043,671

Peru - 0.1%
Peru Lng Srl 5.375% 3/22/30 (b)		130,000	130,293
Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		375,000	384,597
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	256,838
Turkey - 1.1%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		180,000	183,676
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	195,966
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	194,446
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		245,000	240,975
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		200,000	194,547
6.875% 2/3/25 (Reg. S) (c)		400,000	399,894

TOTAL TURKEY			1,409,504

United Kingdom - 1.4%
Afren PLC 10.25% 4/8/19 (Reg. S) (e)(f)		585,502	211
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		420,000	451,517
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		145,000	149,184
10.375% 4/7/19 (Reg. S)		315,000	324,089
10.375% 4/7/19 (Reg. S)		175,000	180,050
Polyus Finance PLC 5.25% 2/7/23 (b)		130,000	131,911
Vedanta Resources PLC:
6.375% 7/30/22 (b)		295,000	298,688
8.25% 6/7/21 (b)		295,000	320,665

TOTAL UNITED KINGDOM			1,856,315

United States of America - 0.8%
Azul Investments LLP 5.875% 10/26/24 (b)		200,000	196,750
Citgo Holding, Inc. 10.75% 2/15/20 (b)		125,000	132,344
Stillwater Mining Co.:
6.125% 6/27/22 (b)		560,000	557,906
7.125% 6/27/25 (b)		200,000	201,380

TOTAL UNITED STATES OF AMERICA			1,088,380

Venezuela - 1.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		375,000	102,713
5.5% 4/12/37 (e)		330,000	94,875
6% 5/16/24 (b)(e)		895,000	243,888
6% 11/15/26 (b)(e)		915,000	245,906
8.5% 10/27/20 (b)(e)		285,000	243,390
9.75% 5/17/35 (b)(e)		1,315,000	410,280
12.75% 2/17/22 (b)(e)		300,000	101,775

TOTAL VENEZUELA			1,442,827

TOTAL NONCONVERTIBLE BONDS
(Cost $45,593,485)			45,151,013

Government Obligations - 57.2%
Argentina - 9.5%
Argentine Republic:
5.625% 1/26/22		1,505,000	1,526,823
6.875% 4/22/21		3,615,000	3,831,900
7.125% 6/28/2117 (b)		470,000	433,105
7.5% 4/22/26		2,280,000	2,432,760
Buenos Aires Province:
6.5% 2/15/23 (b)		290,000	297,250
9.95% 6/9/21 (b)		500,000	557,205
10.875% 1/26/21 (b)		300,000	330,750
10.875% 1/26/21 (Reg. S)		1,150,000	1,267,875
Province of Santa Fe 7% 3/23/23 (b)		590,000	603,959
Provincia de Cordoba:
7.125% 6/10/21 (b)		795,000	834,750
7.45% 9/1/24 (b)		415,000	436,373

TOTAL ARGENTINA			12,552,750

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		505,000	522,675
7.15% 3/26/25 (b)		200,000	220,892

TOTAL ARMENIA			743,567

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		155,000	130,874
7.25% 12/15/21 (b)		20,000	17,200

TOTAL BARBADOS			148,074

Belarus - 0.6%
Belarus Republic:
6.875% 2/28/23 (b)		500,000	529,440
7.625% 6/29/27 (b)		280,000	308,140

TOTAL BELARUS			837,580

Bolivia - 0.1%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		125,000	134,571
Brazil - 3.2%
Brazilian Federative Republic:
5.625% 1/7/41		1,060,000	1,040,125
7.125% 1/20/37		1,190,000	1,385,755
8.25% 1/20/34		1,100,000	1,384,911
10% 1/1/21	BRL	1,530,000	486,391

TOTAL BRAZIL			4,297,182

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		380,000	435,632
Colombia - 0.8%
Colombian Republic:
6.125% 1/18/41		115,000	132,538
7.375% 9/18/37		275,000	352,000
10.375% 1/28/33		390,000	618,735

TOTAL COLOMBIA			1,103,273

Costa Rica - 0.3%
Costa Rican Republic:
7% 4/4/44 (b)		150,000	154,800
7.158% 3/12/45 (b)		200,000	208,400

TOTAL COSTA RICA			363,200

Croatia - 0.3%
Croatia Republic:
5.5% 4/4/23 (b)		175,000	187,709
6% 1/26/24 (b)		200,000	220,756

TOTAL CROATIA			408,465

Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		175,000	180,002
5.95% 1/25/27 (b)		440,000	459,800
6.6% 1/28/24 (b)		300,000	325,998
6.85% 1/27/45 (b)		255,000	274,763
6.875% 1/29/26 (b)		365,000	404,679
7.45% 4/30/44 (b)		420,000	474,600

TOTAL DOMINICAN REPUBLIC			2,119,842

Ecuador - 1.3%
Ecuador Republic:
7.875% 1/23/28 (b)		200,000	192,540
8.875% 10/23/27 (b)		920,000	936,284
9.65% 12/13/26 (b)		600,000	633,000

TOTAL ECUADOR			1,761,824

Egypt - 2.6%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		360,000	365,112
5.875% 6/11/25 (b)		200,000	200,876
6.125% 1/31/22 (b)		1,400,000	1,448,199
7.5% 1/31/27 (b)		300,000	324,646
7.903% 2/21/48 (b)		270,000	283,887
8.5% 1/31/47 (b)		785,000	874,883

TOTAL EGYPT			3,497,603

El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (b)		565,000	587,549
7.65% 6/15/35 (Reg. S)		160,000	168,694
7.75% 1/24/23 (b)		125,000	136,056

TOTAL EL SALVADOR			892,299

Ghana - 0.1%
Ghana Republic 10.75% 10/14/30 (b)		125,000	163,313
Indonesia - 2.5%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	210,281
6.625% 2/17/37 (b)		250,000	302,784
6.75% 1/15/44 (b)		200,000	251,380
7.75% 1/17/38 (b)		720,000	975,054
8.375% 3/15/24	IDR	6,525,000,000	517,803
8.5% 10/12/35 (Reg. S)		775,000	1,100,110

TOTAL INDONESIA			3,357,412

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		1,300,000	1,242,800
6.752% 3/9/23 (b)		460,000	466,440

TOTAL IRAQ			1,709,240

Ivory Coast - 0.1%
Ivory Coast 5.75% 12/31/32		165,375	158,915
Jordan - 0.2%
Jordanian Kingdom 7.375% 10/10/47 (b)		250,000	252,500
Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		130,000	135,725
7.25% 2/28/28 (b)		200,000	209,052
8.25% 2/28/48 (b)		200,000	214,076

TOTAL KENYA			558,853

Lebanon - 3.6%
Lebanese Republic:
5.15% 6/12/18		1,440,000	1,439,568
5.15% 11/12/18		1,235,000	1,234,827
5.45% 11/28/19		870,000	864,345
6% 5/20/19		885,000	885,885
6% 1/27/23		185,000	179,635
6.375% 3/9/20		230,000	231,127

TOTAL LEBANON			4,835,387

Malaysia - 0.4%
Malaysian Government 4.181% 7/15/24	MYR	1,850,000	485,430
Mexico - 0.6%
United Mexican States:
4.75% 3/8/44		322,000	313,145
6.05% 1/11/40		412,000	464,530

TOTAL MEXICO			777,675

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		525,000	589,629
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		191,250	194,635
Nigeria - 0.7%
Republic of Nigeria:
6.5% 11/28/27 (b)		200,000	202,612
6.75% 1/28/21 (b)		50,000	52,636
7.143% 2/23/30 (b)		200,000	207,500
7.625% 11/28/47 (b)		235,000	243,263
7.696% 2/23/38 (b)		200,000	210,492

TOTAL NIGERIA			916,503

Oman - 0.4%
Sultanate of Oman:
6.5% 3/8/47 (b)		150,000	141,750
6.75% 1/17/48 (b)		400,000	383,827

TOTAL OMAN			525,577

Pakistan - 1.4%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		590,000	602,187
7.25% 4/15/19 (b)		935,000	952,063
8.25% 4/15/24 (b)		305,000	317,602

TOTAL PAKISTAN			1,871,852

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		50,000	63,125
9.375% 4/1/29		120,000	174,900

TOTAL PANAMA			238,025

Paraguay - 0.2%
Republic of Paraguay 5.6% 3/13/48 (b)		200,000	203,500
Peru - 0.5%
Peruvian Republic:
4% 3/7/27 (f)(g)		380,000	376,576
6.35% 8/12/28 (b)	PEN	185,000	64,317
8.2% 8/12/26 (Reg. S)	PEN	645,000	249,156

TOTAL PERU			690,049

Russia - 2.9%
Russian Federation:
5.25% 6/23/47 (b)		1,000,000	998,800
5.875% 9/16/43 (b)		710,000	788,988
6.7% 5/15/19	RUB	14,260,000	250,391
12.75% 6/24/28 (Reg. S)		1,045,000	1,740,009

TOTAL RUSSIA			3,778,188

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		270,000	278,492
Senegal - 0.2%
Republic of Senegal 6.75% 3/13/48 (b)		200,000	195,880
Serbia - 0.2%
Republic of Serbia:
4.875% 2/25/20 (b)		125,000	127,973
6.75% 11/1/24 (b)		147,035	147,576
6.75% 11/1/24 (Reg. S)		39,739	39,885

TOTAL SERBIA			315,434

South Africa - 0.7%
South African Republic:
4.875% 4/14/26		250,000	249,250
5.875% 9/16/25		175,000	186,366
6.25% 3/8/41		120,000	128,908
10.5% 12/21/26	ZAR	3,345,000	326,624

TOTAL SOUTH AFRICA			891,148

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		85,000	85,867
6.2% 5/11/27 (b)		200,000	196,733
6.25% 10/4/20 (b)		175,000	181,403
6.25% 7/27/21 (b)		250,000	259,198
6.85% 11/3/25 (b)		200,000	206,966

TOTAL SRI LANKA			930,167

Turkey - 6.0%
Turkish Republic:
4.875% 10/9/26		135,000	127,238
5.125% 3/25/22		420,000	428,182
5.625% 3/30/21		535,000	553,725
6% 3/25/27		375,000	379,718
6.25% 9/26/22		2,280,000	2,414,962
6.75% 5/30/40		515,000	525,617
6.875% 3/17/36		835,000	867,932
7% 6/5/20		290,000	307,264
7.25% 3/5/38		620,000	669,536
7.375% 2/5/25		860,000	953,050
8% 2/14/34		250,000	288,780
10.4% 3/27/19	TRY	550,000	135,503
11.875% 1/15/30		185,000	275,576

TOTAL TURKEY			7,927,083

Ukraine - 6.1%
Ukraine Government:
7.75% 9/1/20 (b)		1,305,000	1,366,805
7.75% 9/1/21 (b)		3,666,000	3,837,850
7.75% 9/1/22 (b)		2,756,000	2,871,752

TOTAL UKRAINE			8,076,407

United States of America - 2.8%
U.S. Treasury Bonds 3% 2/15/48		1,348,000	1,352,743
U.S. Treasury Notes 2% 11/15/26		2,471,000	2,328,832

TOTAL UNITED STATES OF AMERICA			3,681,575

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		200,000	273,269
Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (e)		2,100,000	675,570
11.95% 8/5/31 (Reg. S) (e)		1,880,000	617,956
12.75% 8/23/22 (e)		330,000	109,461

TOTAL VENEZUELA			1,402,987

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (c)(f)(h)		45,000	40,349
5.5% 3/12/28 (f)		1,269,917	1,266,742

TOTAL VIETNAM			1,307,091

TOTAL GOVERNMENT OBLIGATIONS
(Cost $75,033,597)			75,882,078

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $407,188)	INR	26,100,000	397,318
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp. (i)
(Cost $691,757)		11,108	310,474
		Principal Amount(a)	Value

Preferred Securities - 2.7%
Brazil - 0.4%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		535,000	534,638
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(d)		640,000	701,488
Cosan Overseas Ltd. 8.25% (d)		860,000	879,991
Odebrecht Finance Ltd. 7.5% (b)(d)		1,140,000	420,276

TOTAL CAYMAN ISLANDS			2,001,755

Colombia - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		125,000	129,870
Ireland - 0.2%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		275,000	286,925
Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(d)		208,800	213,833
Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		415,000	449,446
TOTAL PREFERRED SECURITIES
(Cost $3,819,751)			3,616,467
		Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $5,446,142)		5,445,526	5,446,615
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $130,991,920)			130,803,965
NET OTHER ASSETS (LIABILITIES) - 1.4%			1,867,439
NET ASSETS - 100%			$132,671,404

Currency Abbreviations

BRL – Brazilian real

MXN – Mexican peso

IDR – Indonesian rupiah

INR – Indian rupee

MYR – Malyasian ringgit

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,572,995 or 49.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,685
Total	$26,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$310,474	$310,474	$--	$--
Corporate Bonds	45,151,013	--	45,150,802	211
Government Obligations	75,882,078	--	74,198,411	1,683,667
Supranational Obligations	397,318	--	397,318	--
Preferred Securities	3,616,467	--	3,616,467	--
Money Market Funds	5,446,615	5,446,615	--	--
Total Investments in Securities:	$130,803,965	$5,757,089	$123,362,998	$1,683,878

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$1,703,548
Net Realized Gain (Loss) on Investment Securities	1,983
Net Unrealized Gain (Loss) on Investment Securities	1,410
Cost of Purchases	--
Proceeds of Sales	(25,917)
Amortization/Accretion	2,643
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,683,667
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$1,410
Other Investments in Securities
Beginning Balance	$515
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(304)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$211
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$(304)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Government obligations	$1,683,667	Market comparable	Yield	3.6% - 5.3% / 5.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018